FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Schedule of Sensitivity Analysis of Long-term Debt (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-term Debt with Variable Interest Rate as of December 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Increase in interest rate	$ 217,508,167	$ 97,016,631	$ 93,785,108
Decrease in interest rate	217,508,167	97,016,631	93,785,108
1%
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Increase in interest rate	(2,175,082)	(970,166)	(937,851)
Decrease in interest rate	2,175,082	970,166	937,851
2%
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Increase in interest rate	(4,350,163)	(1,940,333)	(1,875,702)
Decrease in interest rate	$ 4,350,163	$ 1,940,333	$ 1,875,702